Schedule of components of income tax expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income tax expense benefit	$ 86,043	$ 226,432	$ 226,472	$ 455,652
Seamless Group Inc [Member]
Income tax expense					$ 797,147	$ 507,740
Deferred income tax benefit					(273,666)	(393,958)
Income tax expense benefit					$ 523,481	$ 113,782